Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2014		Jan. 22, 2015	Jul. 23, 2014
Class A common stock - Basic and diluted
Class A common stock - Basic and Diluted (shares)	31,505,000	27,066,000		29,602,000
EPS Numerator:
Net loss attributable to TerraForm Power, Inc. Class A common stockholders subsequent to initial public offering	$ (21,603)	$ (4,014)		$ (25,617)
Less: dividends declared on Class A Common stock			7,249
EPS Denominator:
Weighted-average number of shares outstanding, basic (shares)				29,602,000
Weighted-average number of shares outstanding, diluted (shares)				29,602,000	[1]
Basic earnings (loss) per share ($ per share)				$ (0.87)
Diluted earnings (loss) per share ($ per share)				$ (0.87)	[1]
Class A Common Stock
Class A common stock - Basic and diluted
Class A common stock - Basic and Diluted (shares)				29,602,000
EPS Numerator:
Net loss attributable to TerraForm Power, Inc. Class A common stockholders subsequent to initial public offering				(25,617)
Diluted net loss available to Class A Common stock shareholders				$ (25,617)	[1]
Class A Common Stock | Subsequent Event
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
New issuances of common stock (in shares)						13,800,000
Class A Common Stock | Over-Allotment Option
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
New issuances of common stock (in shares)							3,009,750
Class A Common Stock | Over-Allotment Option | Subsequent Event
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
New issuances of common stock (in shares)						1,800,000
Common Class B
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Shares excluded from calculation (shares)				64,500,000
Common Class B1
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Shares excluded from calculation (shares)				5,800,000
Equity Option
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Shares excluded from calculation (shares)				200,000
Restricted Stock Units (RSUs)
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Shares excluded from calculation (shares)				800,000
Restricted Stock
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Shares excluded from calculation (shares)				3,485,155

[1]	The computations for diluted earnings (loss) per share for the year ended December 31, 2014 excludes approximately 64.5 million shares of Class B common stock, 5.8 million shares of Class B1 common stock, 3.5 million of unvested RSAs, 0.8 million RSUs and 0.2 million options to purchase the Company's shares because the effect would have been anti-dilutive.